Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Document Fiscal Year Focus	2018
Domestic	$ 195,491	$ 245,680	$ 234,643
Foreign	41,831	39,166	44,558
Income before income taxes	$ 237,322	$ 284,846	$ 279,201